Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related Party Transactions	Related Party Transactions
Key management personnel consist of the Company’s directors and officers. The remuneration of key management personnel during the year was as follows:

	Year ended December 31,
	2024	2023
Salaries and short-term benefits(1)	$9,737	$10,746
Share-based payments(2)	8,280	8,156
	$18,017	$18,902
(1)    Includes annual salary and short-term incentives or bonuses earned in the year.
(2)    Includes PSUs, RSUs, DSUs and stock option grants.